Exhibit 99.9

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Series Name	2024-1
Collection Period	February 2025
Payment Date	03/20/2025
Transaction Month	14
Anticipated Redemption Date	12/22/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$835,260,000.00	5.00%	12/20/2028
Class A-1b	$278,500,000.00	SOFR +0.65%	12/20/2028
Class B	$85,150,000.00	5.24%	12/20/2028
Class C	$51,090,000.00	5.49%	12/20/2028

Total	$1,250,000,000.00

Class A-1b Note Interest Derivation

SOFR Adjustment Date	03/13/2025
Compound SOFR for Interest Period	4.34867%
Spread over Compounded SOFR	0.65%
Note Interest Rate	4.99867%
Note Balance at the beginning of the Interest Period	$278,500,000.00
Days in the Interest Period	28
Note Monthly Interest	$1,082,767.46

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Series 2024-1 Available Funds and other sources of funds
Series 2024-1 Allocation Percentage x Group One Available Funds	$80,684,079.31
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$80,684,079.31

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$13,623,978.20
Required Reserve Amount	$13,623,978.20
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$13,623,978.20

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$92.73	$92.73	$0.00	$0.00	$80,683,986.58
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$80,682,736.58
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$80,682,736.58
Asset Representations Reviewer Fee	$48.60	$48.60	$0.00	$0.00	$80,682,687.98
Supplemental ARR Fee	$204.78	$204.78	$0.00	$0.00	$80,682,483.20
Servicing Fee	$956,060.99	$956,060.99	$0.00	$0.00	$79,726,422.21
Class A-1a Note Interest	$3,480,250.00	$3,480,250.00	$0.00	$0.00	$76,246,172.21
Class A-1b Note Interest	$1,082,767.46	$1,082,767.46	$0.00	$0.00	$75,163,404.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$75,163,404.75
Class B Note Interest	$371,821.67	$371,821.67	$0.00	$0.00	$74,791,583.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$74,791,583.08
Class C Note Interest	$233,736.75	$233,736.75	$0.00	$0.00	$74,557,846.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$74,557,846.33
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$74,557,846.33
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$74,557,846.33
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$74,557,846.33
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$74,557,846.33
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$74,557,846.33
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$74,557,846.33
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$74,557,846.33
Class R Interest	$74,557,846.33	$74,557,846.33	$0.00	$0.00	$0.00

Total	$80,684,079.31	$80,684,079.31	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,480,250.00	$0.00	$0.00	$3,480,250.00
Class A-1b	$0.00	$0.00	$1,082,767.46	$0.00	$0.00	$1,082,767.46
Class B	$0.00	$0.00	$371,821.67	$0.00	$0.00	$371,821.67
Class C	$0.00	$0.00	$233,736.75	$0.00	$0.00	$233,736.75

Total	$0.00	$0.00	$5,168,575.88	$0.00	$0.00	$5,168,575.88

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.17	$0.00	$4.17
Class A-1b	$1,000.00	$3.89	$0.00	$3.89
Class B	$1,000.00	$4.37	$0.00	$4.37
Class C	$1,000.00	$4.58	$0.00	$4.58

Total	$1,000.00	$4.13	$0.00	$4.13

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$835,260,000.00	1.00	$835,260,000.00	1.00
Class A-1b	$278,500,000.00	1.00	$278,500,000.00	1.00
Class B	$85,150,000.00	1.00	$85,150,000.00	1.00
Class C	$51,090,000.00	1.00	$51,090,000.00	1.00

Total	$1,250,000,000.00	1.00	$1,250,000,000.00	1.00

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$625,000,000.00
Ending Principal Funding Account Limit	$625,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.